Risks and Concentration (Details)	Dec. 31, 2025
Bank A | CN
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	34.00%
Bank B | CN
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	20.00%
Bank C | CN
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	18.00%
Bank D | HK
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	10.00%
Bank E | CN
Risks and Concentration
Percentage of cash and cash equivalents and restricted cash balance	5.00%